NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of anti-dilutive

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Nine Months Ended September 30, 2016 (Shares)	Nine Months Ended September 30, 2015 (Shares)

Restricted stock awards – unvested	-	1,160,000
Shares of common stock	6,219,200	6,219,200
	6,219,200	7,379,200

QPAGOS Corporation - Parent Company [Member]
Schedule of anti-dilutive

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year ended December 31, 2015 (Shares)	Year ended December 31, 2014 (Shares)

Restricted stock awards – unvested	4,320,000	4,320,000
Warrants to purchase shares of common stock	6,219,200	-
	10,539,200	4,320,000